Acquisition (Details) - Schedule of unaudited pro forma results of operations - 6 months ended Jun. 30, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule Of Unaudited Pro Forma Results Of Operations Abstract
Pro forma revenue	¥ 845,854	$ 126,283
Pro forma gross profit	172,097	25,693
Pro forma income from operations	111,598	16,661
Pro forma net income	¥ 168,465	$ 25,151